Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Forethought Variable Insurance Trust
Entity Central Index Key	0001580353
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000130709
Shareholder Report [Line Items]
Fund Name	Global Atlantic American Funds<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Managed Risk Portfolio
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Atlantic American Funds® Managed Risk Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355‑1820.
Additional Information Phone Number	1(877) 355‑1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$44	0.87%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%
Updated Performance Information Location [Text Block]

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

AssetsNet	$ 140,824,784
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$140,824,784
Total number of portfolio holdings	11
Period portfolio turnover rate	13%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Variable Insurance Trusts - Equity Funds	53.8%
Variable Insurance Trusts - Debt Funds	32.8%
Mutual Funds	8.6%
Short-Term Investments	5.0%
Other Assets Less Liabilities - Net	(0.2)%
Total	100.0%

C000130712
Shareholder Report [Line Items]
Fund Name	Global Atlantic Balanced Managed Risk Portfolio
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Atlantic Balanced Managed Risk Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355‑1820.
Additional Information Phone Number	1(877) 355‑1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$46	0.92%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.92%
Updated Performance Information Location [Text Block]

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

AssetsNet	$ 67,064,555
Holdings Count | Holding	29
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$67,064,555
Total number of portfolio holdings	29
Period portfolio turnover rate	20%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Exchange Traded Funds - Equity Funds	51.8%
Exchange Traded Funds - Debt Funds	43.3%
Short-Term Investments	5.0%
Other Assets Less Liabilities - Net	(0.1)%
Total	100.0%

C000130710
Shareholder Report [Line Items]
Fund Name	Global Atlantic BlackRock Selects Managed Risk Portfolio
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Atlantic BlackRock Selects Managed Risk Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355‑1820.
Additional Information Phone Number	1(877) 355‑1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$47	0.94%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.94%
Updated Performance Information Location [Text Block]

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

AssetsNet	$ 137,910,231
Holdings Count | Holding	22
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$137,910,231
Total number of portfolio holdings	22
Period portfolio turnover rate	41%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Exchange Traded Funds - Equity Funds	45.5%
Exchange Traded Funds - Debt Funds	27.8%
Variable Insurance Trusts - Asset Allocation Fund	22.2%
Short-Term Investments	4.7%
Other Assets Less Liabilities - Net	(0.2)%
Total	100.0%

C000141021
Shareholder Report [Line Items]
Fund Name	Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio (formerly, Global Atlantic Franklin Dividend and Income Managed Risk Portfolio) (the "Fund" or "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.
Additional Information Phone Number	1(877) 355-1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$59	1.19%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.19%
Updated Performance Information Location [Text Block]

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

AssetsNet	$ 161,633,432
Holdings Count | Holding	318
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$161,633,432
Total number of portfolio holdings	318
Period portfolio turnover rate	10%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Common Stocks	71.3%
Corporate Bonds and Notes	10.5%
Agency Mortgage Backed Securities	8.4%
Short-Term Investments	5.6%
Asset Backed and Commercial Backed Securities	3.7%
U.S. Treasury Securities and Agency Bonds	2.9%
Other Investments	1.2%
Other Assets Less Liabilities - Net	(3.6)%
Total	100.0%

C000141029
Shareholder Report [Line Items]
Fund Name	Global Atlantic Moderately Aggressive Managed Risk Portfolio
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Atlantic Moderately Aggressive Managed Risk Portfolio (formerly, Global Atlantic Growth Managed Risk Portfolio) (the "Fund" or "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.
Additional Information Phone Number	1(877) 355-1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$44	0.88%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%
Updated Performance Information Location [Text Block]

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

AssetsNet	$ 251,660,833
Holdings Count | Holding	27
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$251,660,833
Total number of portfolio holdings	27
Period portfolio turnover rate	18%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Exchange Traded Funds - Equity Funds	81.0%
Exchange Traded Funds - Debt Funds	14.9%
Short-Term Investments	4.2%
Other Assets Less Liabilities - Net	(0.1)%
Total	100.0%

C000141028
Shareholder Report [Line Items]
Fund Name	Global Atlantic Moderate Managed Risk Portfolio
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Atlantic Moderate Managed Risk Portfolio (formerly, Global Atlantic Moderate Growth Managed Risk Portfolio) (the "Fund" or "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.
Additional Information Phone Number	1(877) 355-1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$46	0.92%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.92%
Updated Performance Information Location [Text Block]

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

AssetsNet	$ 82,650,530
Holdings Count | Holding	28
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$82,650,530
Total number of portfolio holdings	28
Period portfolio turnover rate	19%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Exchange Traded Funds - Equity Funds	63.8%
Exchange Traded Funds - Debt Funds	31.7%
Short-Term Investments	4.6%
Other Assets Less Liabilities - Net	(0.1)%
Total	100.0%

C000130713
Shareholder Report [Line Items]
Fund Name	Global Atlantic Select Advisor Managed Risk Portfolio
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Atlantic Select Advisor Managed Risk Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355‑1820.
Additional Information Phone Number	1(877) 355‑1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$32	0.64%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
Updated Performance Information Location [Text Block]

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

AssetsNet	$ 64,850,801
Holdings Count | Holding	17
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$64,850,801
Total number of portfolio holdings	17
Period portfolio turnover rate	11%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Variable Insurance Trusts - Equity Funds	59.3%
Variable Insurance Trusts - Debt Funds	18.6%
Exchange Traded Funds - Equity Funds	12.4%
Exchange Traded Funds - Debt Funds	4.6%
Short-Term Investments	5.2%
Other Assets Less Liabilities - Net	(0.1)%
Total	100.0%

C000130711
Shareholder Report [Line Items]
Fund Name	Global Atlantic Wellington Research Managed Risk Portfolio
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Atlantic Wellington Research Managed Risk Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355‑1820.
Additional Information Phone Number	1(877) 355‑1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$59	1.19%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.19%
Updated Performance Information Location [Text Block]

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

AssetsNet	$ 282,084,154
Holdings Count | Holding	546
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$282,084,154
Total number of portfolio holdings	546
Period portfolio turnover rate	50%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Common Stocks	62.4%
U.S. Treasury Securities and Agency Bonds	15.2%
Agency Mortgage Backed Securities	7.7%
Corporate Bonds and Notes	6.9%
Short-Term Investments	4.7%
Asset Backed and Commercial Backed Securities	2.6%
Other Investments	1.6%
Other Assets Less Liabilities - Net	(1.1)%
Total	100.0%